UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/17

Item 1. Schedule of Investments.

	FRANKLIN UNIVERSAL TRUST

Statement of Investments, November 30, 2017 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 40.1%
Energy 1.8%
[a] Chaparral Energy Inc., A.	United States	27,903	$669,672
[a,b] Chaparral Energy Inc., A, 144A	United States	214	5,136
[a] Chaparral Energy Inc., B.	United States	5,868	140,832
[a] CHC Group LLC.	Cayman Islands	10,468	83,744
Enbridge Inc	Canada	39,360	1,484,265
[a] Energy XXI Gulf Coast Inc	United States	3,642	18,283
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	5,433	109
[a] Goodrich Petroleum Corp	United States	19,379	204,448
[a] Halcon Resources Corp	United States	52,355	371,197
[a] Halcon Resources Corp., wts., 9/09/20	United States	4,668	2,660
[a] Linn Energy Inc	United States	14,316	536,707
[a] Midstates Petroleum Co. Inc	United States	318	5,282
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,256	417
[a] Penn Virginia Corp	United States	6,796	233,171
			3,755,923
Materials 1.1%
BHP Billiton PLC, ADR	United Kingdom	25,185	915,978
[a] Freeport-McMoRan Inc	United States	80,380	1,118,890
South32 Ltd., ADR	Australia	10,074	122,953
[a] Verso Corp., A	United States	3,330	38,062
[a] Verso Corp., wts., 7/25/23	United States	350	3
			2,195,886
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	179	76,258
Utilities 37.2%
Alliant Energy Corp	United States	80,000	3,608,800
American Electric Power Co. Inc	United States	75,000	5,822,250
CenterPoint Energy Inc	United States	122,800	3,685,228
CMS Energy Corp	United States	65,000	3,243,500
Consolidated Edison Inc	United States	40,000	3,561,600
Dominion Energy Inc	United States	67,200	5,653,536
DTE Energy Co	United States	25,000	2,889,250
Duke Energy Corp	United States	46,060	4,107,631
Edison International	United States	36,000	2,925,720
Entergy Corp	United States	30,000	2,594,400
Exelon Corp	United States	55,000	2,294,050
FirstEnergy Corp	United States	60,000	2,048,400
Great Plains Energy Inc	United States	70,000	2,401,700
NextEra Energy Inc	United States	34,800	5,499,792
PG&E Corp	United States	30,000	1,627,200
Pinnacle West Capital Corp	United States	44,800	4,113,088
PPL Corp	United States	24,500	898,415
Public Service Enterprise Group Inc	United States	45,000	2,387,700
Sempra Energy	United States	50,000	6,049,500
The Southern Co	United States	68,250	3,494,400
WEC Energy Group Inc	United States	40,000	2,779,600
Westar Energy Inc	United States	60,000	3,432,600
Xcel Energy Inc	United States	60,000	3,096,600
			78,214,960
Total Common Stocks and Other Equity Interests
(Cost $40,636,353)			84,243,027

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value

Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	$3,510
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	388	165,074
Total Convertible Preferred Stocks (Cost $587,092)			168,584

		Principal
		Amount*

Convertible Bonds (Cost $995,870) 0.3%
Energy 0.3%
CHC Group LLC/CHC Finance Ltd., cvt., secured note, zero cpn., 10/01/20	Cayman Islands $	538,308	686,343
Corporate Bonds 85.8%
Automobiles & Components 1.0%
[b] Allison Transmission Inc., senior bond, 144A, 4.75%, 10/01/27	United States	600,000	606,750
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	1,100,000	1,142,955
senior note, 5.125%, 11/15/23	United States	300,000	312,000
			2,061,705
Banks 1.6%
CIT Group Inc., senior note, 5.375%, 5/15/20	United States	33,000	35,063
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,191,025
[d] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	977,625
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,100,000	1,130,250
			3,333,963
Capital Goods 4.3%
[b] Beacon Escrow Corp., senior note, 144A, 4.875%, 11/01/25	United States	600,000	613,125
[b] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	300,000	339,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	1,000,000	1,025,000
[b] H&E Equipment Services Inc., senior note, 144A, 5.625%, 9/01/25	United States	1,300,000	1,365,000
[b] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	427,000
Oshkosh Corp., senior note, 5.375%, 3/01/22	United States	500,000	518,750
[b] Tennant Co., senior note, 144A, 5.625%, 5/01/25	United States	1,200,000	1,254,000
[b] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,400,000	1,479,625
TransDigm Inc., senior sub. bond, 6.50%, 5/15/25	United States	100,000	102,310
[b] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,700,000	1,853,000
			8,976,810
Commercial & Professional Services 1.1%
[b] Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	1,100,000	1,111,000
[b] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,300,000	1,272,375
			2,383,375
Consumer Durables & Apparel 5.5%
[b] Ashton Woods USA LLC, senior note, 144A, 6.75%, 8/01/25	United States	1,500,000	1,511,250
Beazer Homes USA Inc., senior note, 8.75%, 3/15/22	United States	1,300,000	1,428,375
[b] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,300,000	1,327,625
KB Home,
senior bond, 7.50%, 9/15/22	United States	400,000	461,000
senior note, 4.75%, 5/15/19	United States	200,000	205,250
senior note, 7.00%, 12/15/21.	United States	300,000	336,750
Newell Brands Inc., senior note, 5.00%, 11/15/23.	United States	700,000	740,871
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	1,500,000	1,584,075

|2

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Durables & Apparel (continued)
[b] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
senior note, 144A, 5.25%, 4/15/21	United States $	400,000	$407,932
senior note, 144A, 5.625%, 3/01/24	United States	1,000,000	1,045,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	765,625
[b] Weekley Homes LLC/Weekley Finance Corp., senior note, 144A, 6.625%, 8/15/25	United States	1,700,000	1,666,255
			11,480,008
Consumer Services 6.7%
[b] 1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A,
4.25%, 5/15/24.	Canada	900,000	903,600
[b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,300,000	1,254,500
[b] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	900,000	938,250
[b] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	2,200,000	2,486,000
[b] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., senior secured note, first lien,
144A, 6.75%, 11/15/21	United States	1,700,000	1,799,875
[b] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	600,000	630,000
senior note, 144A, 5.25%, 6/01/26	United States	600,000	636,000
[b] Silversea Cruise Finance Ltd., senior secured note, first lien, 144A, 7.25%, 2/01/25 .	United States	500,000	541,250
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	1,400,000	1,482,250
senior bond, 5.875%, 9/15/26	United States	100,000	108,000
senior bond, 5.50%, 5/15/27	United States	500,000	531,250
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	1,300,000	1,345,890
[b] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	1,500,000	1,511,310
			14,168,175
Diversified Financials 2.9%
[b] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	1,100,000	1,149,500
[b] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%,
11/15/25	United States	1,000,000	1,022,500
[b] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	600,000	635,880
Navient Corp.,
senior note, 6.625%, 7/26/21.	United States	800,000	848,000
senior note, 6.50%, 6/15/22	United States	500,000	525,982
senior note, 7.25%, 9/25/23	United States	1,700,000	1,840,250
			6,022,112
Energy 8.8%
Bill Barrett Corp., senior note, 8.75%, 6/15/25	United States	1,700,000	1,793,500
[e] BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	200,000	12,000
senior note, 8.625%, 10/15/20	United States	600,000	36,000
California Resources Corp.,
[b] secured note, second lien, 144A, 8.00%, 12/15/22.	United States	615,000	457,406
senior bond, 6.00%, 11/15/24	United States	15,000	9,375
senior note, 5.50%, 9/15/21	United States	10,000	7,400
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	800,000	804,000
[b] senior note, 144A, 11.50%, 1/15/21	United States	300,000	345,000
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	600,000	684,000
senior secured note, first lien, 5.875%, 3/31/25	United States	1,000,000	1,087,500

|3

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[b] Cheniere Energy Partners LP, senior secured note, first lien, 144A, 5.25%,
10/01/25	United States $1,200,000		$1,234,500
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22.	United States	300,000	308,250
senior note, 8.00%, 4/01/23	United States	600,000	643,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23	United States	500,000	520,000
senior note, 5.75%, 4/01/25	United States	800,000	827,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	800,000	760,000
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	1,200,000	1,339,500
senior secured bond, first lien, 5.875%, 1/15/24.	United States	200,000	215,000
[b,f] EnQuest PLC, senior note, 144A, PIK, 7.00%, 10/15/23	United Kingdom	665,378	464,821
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	700,000	652,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21.	United States	600,000	613,500
[b] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	1,000,000	562,500
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	1,600,000	1,646,000
Sabine Pass Liquefaction LLC, senior secured note, first lien, 6.25%, 3/15/22	United States	200,000	223,660
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	800,000	762,000
senior note, 6.125%, 1/15/23.	United States	100,000	84,875
[b,f] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	290,289	262,749
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	246,533	187,404
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20.	United States	200,000	200,000
senior note, 7.75%, 6/15/21	United States	400,000	409,500
senior note, 4.50%, 4/15/22	United States	400,000	362,000
senior note, 8.25%, 6/15/23	United States	600,000	596,625
WPX Energy Inc., senior note, 8.25%, 8/01/23.	United States	400,000	453,500
			18,565,815
Food, Beverage & Tobacco 3.6%
B&G Foods Inc., senior note, 5.25%, 4/01/25.	United States	1,200,000	1,229,880
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	500,000	531,154
[b] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25.	Canada	1,700,000	1,756,100
[b] JBS USA LLC/Finance Inc., senior bond, 144A, 5.875%, 7/15/24	United States	100,000	98,500
[b] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	700,000	727,125
senior note, 144A, 4.875%, 11/01/26	United States	1,000,000	1,055,000
[b] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	1,100,000	1,093,125
senior bond, 144A, 5.625%, 1/15/28	United States	300,000	302,625
senior note, 144A, 6.00%, 12/15/22	United States	300,000	314,250
senior note, 144A, 5.50%, 3/01/25	United States	400,000	416,500
			7,524,259

|4

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services 6.2%
[b] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States $	700,000	$703,062
[b] Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	1,400,000	1,421,000
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20.	United States	700,000	549,500
senior note, 6.875%, 2/01/22.	United States	200,000	121,500
senior secured note, first lien, 6.25%, 3/31/23	United States	600,000	564,000
DaVita Inc., senior note, 5.75%, 8/15/22	United States	500,000	515,938
[b] Envision Healthcare Corp., senior note, 144A, 6.25%, 12/01/24	United States	1,500,000	1,588,125
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	800,000	854,000
senior bond, 5.875%, 2/15/26	United States	1,400,000	1,492,750
senior secured bond, first lien, 5.875%, 3/15/22.	United States	600,000	651,750
[b] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24.	United States	1,300,000	1,399,125
[b,f] Polaris Intermediate Corp., senior note, PIK, 144A, 8.50%, 12/01/22	United States	400,000	417,160
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	400,000	407,000
senior note, 8.125%, 4/01/22.	United States	1,000,000	993,750
WellCare Health Plans Inc., senior note, 5.25%, 4/01/25	United States	1,200,000	1,273,500
			12,952,160
Materials 12.3%
[b] American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%,
4/15/21	United States	342,000	350,550
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	400,000	425,500
[b] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.00%, 6/30/21.	Luxembourg	500,000	515,625
[b] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	United States	400,000	420,000
[b] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%, 5/15/21 .	Australia	1,500,000	1,563,255
[b] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,800,000	1,869,750
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	200,000	219,750
senior note, 6.625%, 5/15/23.	United States	1,100,000	1,168,750
senior note, 5.375%, 5/15/27.	United States	300,000	313,500
[b] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien, 144A,
9.25%, 6/15/23.	United States	300,000	319,125
[b] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	500,000	490,000
[b] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	931,000	968,240
senior note, 144A, 7.25%, 4/01/23	Zambia	600,000	634,125
[b] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%, 5/15/22	Australia	800,000	815,984
[b] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A,
7.375%, 12/15/23	United States	1,000,000	1,077,500
[b] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	742,000
[b] Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A,
7.125%, 11/01/22	United States	400,000	414,000
[b] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	500,000	523,750
senior note, 144A, 6.25%, 8/15/24	United States	700,000	740,250
[b] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,000,000	1,056,250
senior note, 144A, 5.875%, 8/15/23	United States	500,000	547,187

|5

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[b] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States $1,200,000		$1,227,000
[b] Platform Specialty Products Corp.,
senior note, 144A, 6.50%, 2/01/22	United States	600,000	621,750
senior note, 144A, 5.875%, 12/01/25	United States	1,000,000	1,008,750
[b] Rain CII Carbon LLC/CII Carbon Corp., secured note, second lien, 144A, 8.25%,
1/15/21	United States	500,000	514,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
[b] senior note, 144A, 7.00%, 7/15/24	United States	200,000	214,960
senior secured note, first lien, 5.75%, 10/15/20	United States	500,000	509,063
[b] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,000,000	1,038,750
[b] Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	400,000	439,000
senior note, 144A, 6.50%, 12/01/20	United States	400,000	442,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	900,000	960,210
senior bond, 5.00%, 12/15/26	United States	700,000	741,566
senior note, 5.125%, 10/01/21	United States	400,000	411,500
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	1,000,000	1,116,250
[b] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior
note, 144A, 7.50%, 6/15/25	United States	1,400,000	1,482,250
			25,902,515
Media 8.9%
[b] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,200,000	1,218,000
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	700,000	686,875
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,200,000	1,218,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,700,000	1,749,938
[b] senior bond, 144A, 5.75%, 2/15/26	United States	700,000	728,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22.	United States	1,000,000	1,016,250
senior sub. note, 7.625%, 3/15/20	United States	700,000	695,625
CSC Holdings LLC,
[b] senior bond, 144A, 5.50%, 4/15/27	United States	500,000	508,125
senior note, 6.75%, 11/15/21.	United States	700,000	754,250
senior note, 5.25%, 6/01/24	United States	700,000	684,031
DISH DBS Corp.,
senior note, 6.75%, 6/01/21	United States	700,000	747,250
senior note, 7.75%, 7/01/26	United States	800,000	866,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	1,000,000	720,000
senior secured note, first lien, 9.00%, 9/15/22	United States	100,000	72,500
[b] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	900,000	922,500
[b] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	500,000	468,750
[b] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	800,000	851,000
senior bond, 144A, 5.375%, 4/15/25	United States	700,000	737,835
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	900,000	950,625
senior note, 5.125%, 7/15/20.	United States	800,000	822,000

|6

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[b] Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%,
9/15/22	United States $	116,000	$120,495
[b] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	312,375
[b] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	500,000	515,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	838,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	209,340
[b] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	200,000	207,750
senior note, 144A, 5.625%, 4/15/22	United States	92,000	95,335
			18,715,849
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
[b] Concordia International Corp.,
[e] senior note, 144A, 7.00%, 4/15/23	Canada	900,000	94,500
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	400,000	336,000
[b] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	800,000	608,000
senior note, 144A, 6.00%, 7/15/23	United States	1,000,000	770,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,500,000	1,470,000
[b] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23	United States	700,000	722,750
[b] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,102,750
[b] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000	258,375
senior note, 144A, 5.625%, 12/01/21	United States	700,000	654,500
senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000	214,750
			6,231,625
Real Estate 2.1%
[b] CyrusOne LP/CyrusOne Finance Corp., senior note, 144A, 5,00%, 3/15/24	United States	1,400,000	1,459,500
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	1,300,000	1,346,540
senior bond, 5.875%, 1/15/26	United States	200,000	217,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	317,250
senior bond, 5.00%, 10/15/27	United States	500,000	522,500
senior note, 6.375%, 3/01/24.	United States	600,000	651,000
			4,514,290
Retailing 1.4%
Dollar Tree Inc., senior note, 5.75%, 3/01/23	United States	500,000	525,625
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	1,100,000	1,179,750
[b] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	300,000	219,750
senior note, 144A, 8.875%, 6/01/25	United States	300,000	226,500
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	900,000	778,500
			2,930,125
Semiconductors & Semiconductor Equipment 0.8%
[b] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	261,000	295,909
Qorvo Inc., senior bond, 7.00%, 12/01/25	United States	1,300,000	1,482,000
			1,777,909

|7

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Software & Services 2.1%
[b] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24.	United States $1,700,000		$1,770,125
senior note, 144A, 7.00%, 12/01/23	United States	400,000	424,250
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,759,500
[b] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	500,000	525,000
			4,478,875
Technology Hardware & Equipment 3.2%
[b] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	1,542,000	1,403,220
CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25	United States	1,000,000	1,050,000
[b] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,200,000	1,290,000
[b] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	200,000	208,501
senior note, 144A, 7.125%, 6/15/24	United States	200,000	217,084
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	220,062
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	300,000	323,950
[b] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A,
6.75%, 6/01/25.	United States	1,300,000	1,311,375
[b] TTM Technologies Inc., senior note, 144A, 5.625%, 10/01/25	United States	700,000	720,125
			6,744,317
Telecommunication Services 4.8%
[b] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	320,250
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	200,000	193,440
senior bond, 5.625%, 4/01/25	United States	300,000	266,475
[b] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	871,443
[b] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	485,015
senior note, 144A, 6.75%, 3/01/23	Bermuda	300,000	291,543
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,400,000	1,468,250
Intelsat Jackson Holdings SA, senior note, 7.50%, 4/01/21	Luxembourg	900,000	842,625
[b] Sprint Communications Inc.,
senior note, 144A, 9.00%, 11/15/18	United States	223,000	235,823
senior note, 144A, 7.00%, 3/01/20	United States	500,000	536,875
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	500,000	540,000
senior bond, 7.125%, 6/15/24	United States	500,000	519,687
[b] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien, 144A, 3.36%,
3/20/23	United States	1,400,000	1,414,420
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	212,750
senior bond, 6.375%, 3/01/25	United States	500,000	537,975
senior note, 6.125%, 1/15/22.	United States	100,000	103,750
senior note, 6.00%, 4/15/24	United States	200,000	213,500
[b] Zayo Group LLC/Zayo Capital Inc., senior note, 144A, 5.75%, 1/15/27	United States	1,000,000	1,032,500
			10,086,321
Transportation 1.3%
[b] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	700,000	704,116
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	700,000	704,291

|8

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Transportation (continued)
[b] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland $	500,000	$511,250
senior note, 144A, 5.50%, 2/15/24	Ireland	700,000	718,375
			2,638,032
Utilities 4.2%
Calpine Corp., senior bond, 5.75%, 1/15/25.	United States	1,800,000	1,741,500
Dynegy Inc., senior bond, 7.625%, 11/01/24	United States	1,800,000	1,968,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%,
6/15/20	United States	800,000	712,000
[b] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	972,495
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	900,000	938,250
senior bond, 5.00%, 9/15/26	United States	900,000	920,250
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,800,000	1,530,000
			8,783,245
Total Corporate Bonds (Cost $177,147,876)			180,271,485

		Shares
Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	700,000	—
[a,c] NewPage Corp., Litigation Trust	United States	1,200,000	—
[a] Penn Virginia Corp., Escrow Account	United States	700,000	2,625
[a,c] Vistra Energy Corp., Escrow Account	United States	700,000	8,120
Total Escrows and Litigation Trusts (Cost $20,297)			10,745
Total Investments before Short Term Investments
(Cost $219,387,488)			265,380,184

Short Term Investments (Cost $2,989,682) 1.4%
Money Market Funds 1.4%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.75%	United States	2,989,682	2,989,682
Total Investments (Cost $222,377,170) 127.7%			268,369,866
Notes Payable (28.5)%			(59,978,152)
Other Assets, less Liabilities 0.8%			1,757,943
Net Assets 100.0%			$210,149,657

|9

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 13.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
November 30, 2017, the aggregate value of these securities was $98,667,508, representing 47.0% of net assets.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
dPerpetual security with no stated maturity date.
eDefaulted security or security for which income has been deemed uncollectible.
fIncome may be received in additional securities and/or cash.
gSee Note 3 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN UNIVERSAL TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|11

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2017, the Fund held investments in affiliated management investment companies as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.75%	3,783,213	16,442,693	(17,236,224)	2,989,682	$2,989,682	$6,638	$ — $ —

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|12

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$3,530,930	$224,576	$417		$3,755,923
Materials	2,195,883	3	—		2,195,886
Transportation	—	244,842	—		244,842
All Other Equity Investments[b]	78,214,960	—	—		78,214,960
Convertible Bonds	—	686,343	—		686,343
Corporate Bonds	—	180,271,485	—		180,271,485
Escrows and Litigation Trusts	—	2,625	8,120	[c]	10,745
Short Term Investments	2,989,682	—	—		2,989,682
Total Investments in Securities	$86,931,455	$181,429,874	$8,537		$268,369,866

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR FRN PIK	American Depositary Receipt Floating Rate Note Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|13

aIncludes common and convertible preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at November 30, 2017.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By   /s/Matthew T. Hinkle______

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  January 25, 2018

By   _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 25, 2018